Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	TURBO ENERGY, S.A.
Entity Central Index Key	0001963439
Entity File Number	001-41813
Entity Incorporation, State or Country Code	U3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Street Isabel la Católica, 8
Entity Address, Address Line Two	Door 51
Entity Address, City or Town	Valencia
Entity Address, Country	ES
Entity Address, Postal Zip Code	46004
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	55,085,700
One American Depositary Share represents five Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	One American Depositary Share represents five Ordinary Shares
Trading Symbol	TURB
Security Exchange Name	NASDAQ
Ordinary Share, par value five cents of euro (€0.05) per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Share, par value five cents of euro (€0.05) per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Alejandro Moragues, CFO
Contact Personnel Email Address	alejandromoragues@turbo-e.com
Entity Address, Address Line One	Street Isabel la Católica, 8
Entity Address, Address Line Two	Door 51
Entity Address, City or Town	Valencia
Entity Address, Country	ES
Entity Address, Postal Zip Code	46004
Entity Phone Fax Numbers [Line Items]
City Area Code	+34
Local Phone Number	961 196 250